Cover	May 23, 2023
Cover [Abstract]
Entity Registrant Name	Regnum Corp.
Entity Central Index Key	0001716324
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	May 23, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-222083
Entity Tax Identification Number	82-0832447
Entity Address Address Line 1	600 Third Avenue
Entity Address Address Line 2	19th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10016
City Area Code	877
Local Phone Number	313-2232
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false